FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details Narrative) - CAD ($)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Cash	$ 64	$ 18,304	$ 14,573	$ 122
Current liabilities	765,958	$ 741,436
Two Convertible Debentures [Member]
IfrsStatementLineItems [Line Items]
Accrued interest	534,589
Loan Payable [Member]
IfrsStatementLineItems [Line Items]
Accrued interest	15,466
Loan payable amount	$ 50,000